Founders Claim Accrual	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Founders Claim Accrual [Abstract]
FOUNDERS CLAIM ACCRUAL

NOTE 4 - FOUNDERS CLAIM ACCRUAL

The Company recorded a provision in respect of a claim made against Private Dror by its founders. The claim related to amounts claimed as a repayment of loan balances and other amounts including salary and benefit related balances. In January 2023, Private Dror signed an agreement with the founders, settling all-outstanding claims at $240,000 which included amounts representing the repayment of a loan, reimbursement of expenses and an amount for pain and suffering. In addition, the agreement stipulated the transfer back of all shares held by the founders to the Private Dror for no additional consideration. The settlement was paid in the first quarter of 2023. In addition, the agreement stipulated the transfer back of all shares (330,952,906 ordinary shares with par value of NIS 0.0001), held by the founders to the Company.

Note 6 - Founders claim accrual:

The Company recorded a provision in respect of a claim made against Private Dror by its founders. The claim related to amounts claimed as a repayment of loan balances and other amounts including salary and benefit related balances. In January 2023, Private Dror signed an agreement with the founders, settling all-outstanding claims at $240,000 which included amounts representing the repayment of a loan, reimbursement of expenses and an amount for pain and suffering. In addition, the agreement stipulated the transfer back of all shares held by the founders to the Private Dror for no additional consideration. The settlement was paid in the first quarter of 2023. In addition, the agreement stipulated the transfer back of all shares (330,952,906 ordinary shares with par value of NIS 0.0001), held by the founders to the Company.